Guarantees, Commitments and Pledged Assets - Summary of Other Indirect Commitments (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Guarantees commitments and pledged assets [Line Items]
Maximum exposure to credit risk	$ 251,097	$ 227,636
Commercial letter of credit [member]
Guarantees commitments and pledged assets [Line Items]
Maximum exposure to credit risk	1,046	821
Commitments to extend credit original term to maturity of one year or less [member]
Guarantees commitments and pledged assets [Line Items]
Maximum exposure to credit risk	75,033	57,321
Commitments to extend credit original term to maturity of more than one year [member]
Guarantees commitments and pledged assets [Line Items]
Maximum exposure to credit risk	122,407	128,345
Securities lending [member]
Guarantees commitments and pledged assets [Line Items]
Maximum exposure to credit risk	51,723	40,535
Securities purchase and other commitment [member]
Guarantees commitments and pledged assets [Line Items]
Maximum exposure to credit risk	$ 888	$ 614